DERIVATIVE INSTRUMENTS (Details Textual)	12 Months Ended
	Dec. 31, 2018 $ / Ounce-oz	Oct. 31, 2017 lb
Disclosure of derivative instruments [Line Items]
Strike price of put options at the time of purchasing | $ / Ounce-oz	1,230
Strike price of call options at the time of selling | $ / Ounce-oz	1,300
Purchased put options [Member]
Disclosure of derivative instruments [Line Items]
Strike price of copper price option contracts | lb		3.00
Written call options [Member]
Disclosure of derivative instruments [Line Items]
Strike price of copper price option contracts | lb		3.37